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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 17, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2000.

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ X ]; Amendment Number: 2
                                                ---
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      International Specialty Products Inc.
Address:   300 Delaware Avenue
           Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Weinberg
Title:     Executive Vice President and General Counsel
Phone:     973-628-3520

Signature, Place, and Date of Signing:

 /s/ Richard A. Weinberg                Wayne, New Jersey     May 19, 2000
------------------------------------  --------------------- --------------
[Signature]                                [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    7

Form 13F Information Table Entry Total:               4

Form 13F Information Table Value Total:             $5,537
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.*

No.           Form 13F File Number                        Name
---           --------------------                        ----

1                  28-5328                   Building Materials Corporation
                                               of America

2                  28-4533                   Building Materials Investment
                                               Corporation

3                  28-2655                   G Industries Corp.

4                  28-2656                   G-I Holdings Inc.

5                  28-5326                   GAF Building Materials
                                               Corporation

6                  28-2521                   GAF Corporation

7                  28-7274                   ISP Opco Holdings Inc.



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* International Specialty Products Inc.("ISP") is filing this report on behalf of the institutional investment managers numbered 1 through 6 in accordance with a management agreement among ISP's wholly-owned subsidiary, ISP Opco Holdings Inc., and certain of such managers pursuant to which ISP Opco Holdings Inc. renders investment management services.

NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1          Column 2       Column 3        Column 4        Column 5       Column 6       Column 7          Column 8

                    Title                                         Shares
                     Of                           Value             or         Investment       Other        Voting Authority
Name of Issuer      Class          CUSIP        (x $1,000)       Prin Amt      Discretion      Managers    Sole      Shared    None
--------------      -----          -----        ----------       --------      ----------      --------    ----      ------    ----
Frontier Corp.       COM         35906P105              733       14,125 SH      DEFINED          7                  14,125
Knoll Inc            COM         498904101              856       34,755 SH      DEFINED          7                  34,755
Frontier Corp.       COM         35906P105            1,381       26,625 SH      DEFINED    1,2,3,4,5,6,7            26,625
Knoll Inc            COM         498904101            2,567      104,245 SH      DEFINED    1,2,3,4,5,6,7           104,245


                             Column Total            5,537
